UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON FEBRUARY 14, 2006 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT, AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON FEBRUARY 14, 2007.


Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [ X]; Amendment Number: 3
This Amendment (Check only one.): [  ] is a restatement.
                                  [ X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Dolphin Limited Partnership I, L.P.
Address: 96 Cummings Point Road

         Stamford, CT  60902

13F File Number:  28-11247

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Donald T. Netter
Title:     Senior Managing Director of Dolphin Holdings Corp.
Phone:     203-358-8000

Signature, Place, and Date of Signing:





     Donald T. Netter     Stamford, CT     February 14, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         2

Form13F Information Table Entry Total:     24

Form13F Information Table Value Total:     $43,966 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


1    28-11255                      Dolphin Holdings Corp.
2    28-11256                      Donald T. Netter

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALBERTSON'S INC                                 13104104      2124    99480                  2               99480
BEVERLY ENTERPRISES INC                         87851309      1390   119150                  2              119150
BURLINGTON RESOURCES INC                        121579106     2587    30000                  2               30000
CINERGY CORP                                    172474108      255     6000                  2                6000
CONSTELLATION ENERGY GRP INC                    210371100     6739   117000                  2              117000
CROWN MEDIA HLDGS INC                           228411104      294    32110                  2               32110
DAVE & BUSTERS INC                              23833N104     1072    60900                  2               60900
FAIRMONT HTLS & RESORTS INC                     305204109      763    18000                  2               18000
FALCONBRIDGE LIMITED                            306104100     1239    41800                  2               41800
HUDSON BAY COMPANY                              444204101     1669   130920                  2              130920
MAIN STREET BANKS INC                           56034R102      980    35984                  2               35984
MASSEY ENERGY CO                                576206106     3494    92250                  2               92250
MAXTOR CORPORATION                              577729205     1124   162000                  2              162000
MTR GAMING GROUP INC                            553769100      919    88300                  2               88300
NEXTEL PARTNERS INC                             65333F107     2853   102120                  2              102120
PANAMSAT HOLDINGS CORP                          69831Y105     2827   115370                  2              115370
PEACOCK GROUP PLC                                             1314   225000                  2              225000
PLACER DOME INC                                 725906101     1926    84000                  2               84000
ROYSTER-CLARK LTD                               780883302      843    91980                  2               91980
SERENA SOFTWARE INC                             817492101     1406    60000                  2               60000
TIME WARNER INC                                 887317105     2834   162500                  2              162500
TITAN INTL INC                                  88830M102     1058    61359                  2               61359
VINCOR INTERNATIONAL INC                        92733B106     1918    72000                  2               72000
WESTCORP                                        957907108     2338    35100                  2               35100